SHARE CAPITAL AND SHARE PREMIUM	9 Months Ended
Sep. 30, 2024
Disclosure of classes of share capital [abstract]
SHARE CAPITAL AND SHARE PREMIUM	SHARE CAPITAL AND SHARE PREMIUM
Shares

	September 30, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000
Authorized:
2,000,000,000 ordinary shares of $0.0001 each	200	200
Issued and fully paid:
366,901,007 and (2023: 363,822,069) ordinary shares of $0.0001 each	37	36
A summary of movements in the Company’s share capital and share premium is as follows:

	Number of shares in issue	Share capital	Share premium	Total
		US$’000	US$’000	US$’000
At December 31, 2023 and January 1, 2024	363,822,069	36	2,637,120	2,637,156
Exercise of share options	1,517,492	—	14,011	14,011
Reclassification of vesting of restricted share units	1,561,446	1	34,596	34,597
At September 30, 2024 (Unaudited)	366,901,007	37	2,685,727	2,685,764